Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Current Monetary Assets [Abstract]
Disclosure Of Detailed Information About Other Current Monetary Assets Explanatory

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$1,916	$18,573
Accrued custodial receipts	815	893
Others	888	886
	$3,619	$20,352

Annual Yield Rates of Time Deposits, Negotiable Certificates of Deposit, Commercial Paper and Repurchase Agreements Collateralized by Bonds with Maturities of more Than Three Months

The annual yield rates of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2022	2023
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%-3.00%	0.03%-5.54%